Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables (Details) [Line Items]
Bad debt provision (in Dollars)	$ 1,090,066	$ 1,530,667
Finance charge in advance percentage	3.10%
Funding entity amount (in Dollars)	$ 27,000	$ 65,000
Credit facility	$ 569,068
Bottom of range [member]
Trade and Other Receivables (Details) [Line Items]
Sales percentage	80.00%
Remaining sales, percentage	15.00%
Liability received, percentage	80.00%
Top of range [member]
Trade and Other Receivables (Details) [Line Items]
Sales percentage	85.00%
Remaining sales, percentage	20.00%
Liability received, percentage	85.00%